Expense Example - Mischler Financial Group - BlackRock Liquid Environmentally Aware Fund - Mischler Financial Group Shares	Nov. 27, 2020 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 20
Expense Example, with Redemption, 3 Years	64
Expense Example, with Redemption, 5 Years	113
Expense Example, with Redemption, 10 Years	$ 255